Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

February 8, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Variable Products Series Fund, Inc.:
- AB Balanced Wealth Strategy Portfolio (the “Fund”)
File Nos. 33-18647 and 811-05398

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 72 under the Securities Act of 1933 and Amendment No. 73 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of the above referenced Fund. We are making this filing for the purpose of reflecting material changes to the principal strategies of the Fund.

Disclosure other than that described above contained in the Fund’s prospectuses and statement of additional information is substantially the same as the disclosure previously reviewed by the staff of the Securities and Exchange Commission. Accordingly, we ask for selective review of Post-Effective Amendment No. 72.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Anna C. Weigand
Anna C. Weigand

Attachment

cc: Paul M. Miller